Aggregate Cost of Capital Leases Included in Property, Plant and Equipment and Related Accumulated Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Property, Plant, and Equipment Disclosure [Line Items]
Aggregate cost	¥ 1,291,517	¥ 1,185,904
Accumulated amortization	706,297	656,248
Assets Held under Capital Leases
Property, Plant, and Equipment Disclosure [Line Items]
Aggregate cost	23,184	27,409
Accumulated amortization	¥ 14,468	¥ 16,527